Other gains and losses, and litigation	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other gains and losses, and litigation	Other gains and losses, and litigation
Other gains and losses, and litigation for 2024 represent a charge of €470 million, mainly comprising a provision recognized in respect of the litigation related to Plavix (clopidogrel) in the US state of Hawaii (see Note D.22.)
For 2023, this line item represented a charge of €196 million related to major litigation.
For 2022, this line item represented a charge of €143 million, comprising the pre-tax loss arising on the deconsolidation of
EUROAPI (see Note D.1.3.) and costs related to major litigation.
Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of
Opella as a discontinued operation.